Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Grizzle Growth ETF
Shareholder Report [Line Items]
Fund Name	Grizzle Growth ETF
Class Name	Grizzle Growth ETF
Trading Symbol	DARP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Grizzle Growth ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.etf.grizzle.com. You can also request this information by contacting us at 1-800-617-0004 or by writing to the Grizzle Growth ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	www.etf.grizzle.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Grizzle Growth ETF	$44	0.75%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.75% [1]
Net Assets	$ 18,957,000
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 41,659
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$18,957
Number of Holdings	40
Total Advisory Fee	$41,659
Portfolio Turnover	32%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top 10 Holdings	(% of net assets)
Alphabet, Inc. - Class A	15.0
NVIDIA Corp.	10.3
Micron Technology, Inc.	7.6
Vertiv Holdings Co. - Class A	6.2
GE Vernova, Inc.	4.3
Amazon.com, Inc.	4.3
Arista Networks, Inc.	3.6
Coherent Corp.	3.6
Ciena Corp.	3.2
Meta Platforms, Inc. - Class A	3.1

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.